First Trust Bloomberg Artificial Intelligence ETF Investment Strategy - First Trust Bloomberg Artificial Intelligence ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). While the Index Provider may consult with First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor, prior to effectuating a material change to the Index methodology, First Trust maintains no discretion with regard to the compilation and composition of the Index or any changes thereto as such discretion ultimately lies with the Index Provider. The Index is constructed to track the performance of companies that develop or facilitate solutions such as deep learning (a method that teaches computers to process data the way the brain does), machine learning (the use and development of computer systems that learn and adapt without following explicit instructions, by using algorithms and statistical models to analyze and draw inferences from patterns in data), natural language processing (the combination of linguistics and computer science to help computers understand and generate human language), and image and speech recognition (deep learning algorithms that can recognize, summarize, translate, predict, and generate content using massive datasets). Such solutions in the aggregate are defined by the Index and the Fund as “Artificial Intelligence.” The Index selects the top 50 companies based on a combination of the Revenue Assessment (discussed below) and market capitalization of companies stemming from Artificial Intelligence products and services utilizing data from Bloomberg Intelligence (“BI”). The Index’s starting universe consists of all the securities comprising the Bloomberg World Aggregate Index, which is a float market-cap weighted equity benchmark that covers the top 99+% of market cap of the measured market. In order to be included in the Index, a security must be in the Artificial Intelligence ecosystem, as determined by BI. BI applies a review and analysis process across the identified universe to inform BI’s view on each company’s current, and potential near-term, relevancy to the Artificial Intelligence ecosystem across two core categories: (1) revenue exposure and (2) theme exposure. BI assesses a company’s revenue exposure and theme exposure through a “Revenue Assessment” and “Theme Assessment,” respectively. The Index Provider assigns a company into a “Gold Tier” or “Silver Tier” based on the combined Revenue Assessment and Theme Assessment (the sum of both assessments) using data from BI. Only companies in the Gold Tier, exhibiting the highest exposure to Artificial Intelligence, are eligible for inclusion in the Index. The Revenue Assessment reflects BI’s view of a company’s near-term (i.e., 3 to 5 years) revenue exposure to Artificial Intelligence. A Revenue Assessment of “1” reflects BI’s assessment that a company being more than 50% of revenue tied to Artificial Intelligence, an assessment of “2” means 20-50% and an assessment of “3” means BI views less than 20% of a company’s total revenue exposure is to Artificial Intelligence. The Theme Assessment aims to capture each company’s positioning and ability to execute within the Artificial Intelligence competitive landscape. The Theme Assessment relies on the availability of fundamental data for each company and on BI analysts’ expertise and history following industries and companies. To support the Theme Assessment process, BI captures across companies a series of data points to inform a perspective on relevant issues, including a company’s potential ability to ramp production, relevant capital allocation trends, current relationship and reputation with customers, and access to capital. Quantitative operational data is used to assess companies wherever possible, but BI analyst assessment of other publicly available company information and industry knowledge is also considered. A Theme Assessment of “1” means a company is viewed as having the highest exposure to the Artificial Intelligence theme, an assessment of “2” means medium exposure and an assessment of “3” means lowest exposure. In order to be eligible for inclusion in the Gold Tier, companies must have a combined Revenue Assessment and Theme Assessment of between 2 and 4. Within the Gold Tier, companies must also belong to one of the "Exposure Categories" defined below within the Artificial Intelligence ecosystem, as determined by BI, in order to be eligible for inclusion in the Index. Exposure Categories ●Application Software: Companies that provide AI application software development. ●Infrastructure Software: Companies that provide AI infrastructure software development. ●Hyperscaler: Companies integral to AI proliferation across multiple business layers. ●Hardware: Companies that provide AI hardware and storage. ●Semiconductors: Companies that provide semiconductor solutions for AI. To be eligible for the Index, a security must also meet the size, liquidity and exchange requirements of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. From this list of eligible securities within the Gold Tier, the top 50 securities with a Revenue Assessment of 1 (i.e., the highest Revenue Assessment) are selected for inclusion in order of largest to smallest free float market capitalization. “Issuer free float market capitalization” refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. If there are less than 50 securities selected, securities with a Revenue Assessment of 2 are selected in descending order of free float market capitalization. If there are still less than 50 securities, those with a Revenue Assessment of 3 are selected in descending order of free float market capitalization until the top 50 securities are selected from the sorted list. Each security selected for inclusion in the Index is defined as an “Artificial Intelligence company.” Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Artificial Intelligence companies. The Index is modified market capitalization weighted where the market capitalization of a company is adjusted for its Revenue Assessment and issuer free float market capitalization. The top 5 securities each have a maximum weight of 8%, while the remaining securities each have a maximum weight of 4%. Additionally, no security’s weight shall be below 0.25% and any excess weight from capping is distributed proportionally to all the remaining uncapped securities until all the above conditions are satisfied. Tracking stocks are also eligible for inclusion in the Index, but the Fund expects that substantially all of its investments will be in common stocks and depositary receipts. A tracking stock is an equity security issued by a parent company that tracks the financial performance of a particular segment or division and trades in the open market separately from the parent company’s stock. The Index may be composed of common stocks and depositary receipts and may contain developed or emerging market securities that trade on non-U.S. exchanges and are denominated in non-U.S. dollar currencies. The Index is rebalanced and reconstituted quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 50 securities and had significant exposure to information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 50 securities and had significant exposure to information technology companies, although this may change from time to time.